UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     May 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $57,346 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      166    14907 SH       SOLE                    14907        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784      729    20740 SH       SOLE                    20740        0        0
AMGEN INC                      COM              031162100     5114    95675 SH       SOLE                    95675        0        0
APACHE CORP                    COM              037411105     2782    21250 SH       SOLE                    21250        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     4081   121750 SH       SOLE                   121750        0        0
CONOCOPHILLIPS                 COM              20825c104     3936    49284 SH       SOLE                    49284        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2006    21860 SH       SOLE                    21860        0        0
DOMINION RES INC VA NEW        COM              25746U109      349     7800 SH       SOLE                     7800        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3103   170938 SH       SOLE                   170938        0        0
EL PASO CORP                   COM              28336L109      565    31395 SH       SOLE                    31395        0        0
INTEL CORP                     COM              458140100      301    14925 SH       SOLE                    14925        0        0
IRELAND BK                     SPONSORED ADR    46267q103       66    38000 SH       SOLE                    38000        0        0
ISHARES INC                    MSCI TAIWAN      464286731      780    52465 SH       SOLE                    52465        0        0
ISHARES INC                    MSCI JAPAN       464286848      720    69800 SH       SOLE                    69800        0        0
ISHARES TR                     S&P500 GRW       464287309     7002   101900 SH       SOLE                   101900        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109u104      114    12500 SH       SOLE                    12500        0        0
KIMBERLY CLARK CORP            COM              494368103     3371    51650 SH       SOLE                    51650        0        0
MEDTRONIC INC                  COM              585055106     1466    37250 SH       SOLE                    37250        0        0
MERCK & CO INC NEW             COM              58933y105     2928    88689 SH       SOLE                    88689        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1747    57500 SH       SOLE                    57500        0        0
NEWS CORP                      CL B             65248e203      465    25000 SH       SOLE                    25000        0        0
PFIZER INC                     COM              717081103     1387    68315 SH       SOLE                    68315        0        0
PROSHARES TR                   REAL EST NEW     74347x583      189    12200 SH       SOLE                    12200        0        0
ROWAN COS INC                  COM              779382100      331     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     5379    67450 SH       SOLE                    67450        0        0
TECO ENERGY INC                COM              872375100     1955   104200 SH       SOLE                   104200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      324    10450 SH       SOLE                    10450        0        0
TRANSCANADA CORP               COM              89353d107      507    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1309    28950 SH       SOLE                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2213    74200 SH       SOLE                    74200        0        0
WAL MART STORES INC            COM              931142103     1961    37681 SH       SOLE                    37681        0        0